Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.23%
Brazil - 3.94%
Ambev S.A.	2,839,300	$7,488,578
Light S.A. (a)	1,275,339	5,541,847
		13,030,425
China - 13.40%
Baidu, Inc. - ADR (a)	43,028	5,980,462
China Construction Bank Corp.	4,862,000	3,813,801
China Dongxiang Group Co.	9,041,000	1,049,780
China Mobile, Ltd.	474,000	2,837,499
China Resources Power Holdings Co., Ltd.	4,910,000	5,219,732
Dongfeng Motor Group Co., Ltd.	7,906,000	8,139,527
Grand Baoxin Auto Group, Ltd. (a)	16,849,000	2,152,032
Lenovo Group, Ltd.	9,036,000	6,446,750
Trip.com Group, Ltd. - ADR (a)	257,065	8,634,813
		44,274,396
Czech Republic - 1.58%
CEZ	246,461	5,223,648
Hong Kong - 7.37%
Galaxy Entertainment Group, Ltd.	1,043,000	7,939,182
Man Wah Holdings, Ltd.	1,268,800	2,337,550
Pacific Basin Shipping, Ltd.	51,173,000	8,384,633
Yue Yuen Industrial (Holdings), Ltd.	2,767,000	5,690,323
		24,351,688
Hungary - 1.30%
OTP Bank PLC (a)	108,199	4,292,337
India - 6.42%
Aurobindo Pharma, Ltd.	500,904	5,874,726
ICICI Bank, Ltd. (a)	416,948	2,665,033
ICICI Bank, Ltd. - ADR (a)	271,904	3,496,685
NTPC, Ltd.	5,164,561	6,604,222
State Bank of India (a)	117,859	388,719
State Bank of India - GDR (a)	67,053	2,185,928
		21,215,313
Indonesia - 1.35%
PT Bank Mandiri (Persero) Tbk	9,985,100	4,472,787
Malaysia - 0.76%
Genting Malaysia Berhad	4,177,200	2,512,062
Poland - 0.49%
Cyfrowy Polsat S.A.	227,262	1,616,640
Republic of Korea - 18.48%
Dongbu Insurance Co., Ltd.	238,370	9,478,361
Hana Financial Group, Inc.	58,147	1,778,750
Hankook Tire & Technology Co., Ltd.	263,055	7,773,619
Hyundai Motor Co.	11,880	1,948,597
KB Financial Group, Inc.	90,180	3,695,868
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	66,048	6,147,887
POSCO	66,361	14,033,233
Samsung Electronics Co., Ltd.	176,401	10,633,000
Shinhan Financial Group Co., Ltd.	192,080	5,589,423
		61,078,738
Romania - 0.88%
Banca Transilvania S.A.	5,399,924	2,900,237
Russian Federation - 6.48%
LUKOIL PJSC - ADR	171,340	11,137,100
Rosneft Oil Co. - GDR	1,770,653	10,283,952
		21,421,052
Singapore - 2.16%
Wilmar International, Ltd.	2,276,900	7,147,410
South Africa - 2.14%
Reunert, Ltd.	826,836	1,979,762
Sasol (a)	654,832	5,107,573
		7,087,335
Taiwan - 9.17%
Catcher Technology Co., Ltd.	864,000	5,698,869
Compal Electronics, Inc.	3,806,000	2,577,170
Hon Hai Precision Industry Co., Ltd.	2,737,132	7,903,376
Lite-On Technology Corp.	1,169,000	1,970,720
Taiwan Semiconductor Manufacturing Co., Ltd.	722,000	12,171,599
		30,321,734
Thailand - 3.68%
Bangkok Bank Public Co., Ltd.	786,900	3,238,646
Bangkok Bank Public Co., Ltd. - NVDR	419,900	1,637,957
Siam Commercial Bank PLC - NVDR	2,581,300	7,295,906
		12,172,509
Turkey - 2.74%
Akbank T.A.S. (a)	4,569,225	3,517,485
Ford Otomotiv Sanayi A.S.	400,559	5,521,773
		9,039,258
United Arab Emirates - 2.04%
Abu Dhabi Commercial Bank PJSC	4,067,190	6,732,237
United Kingdom - 4.48%
Antofagasta PLC	350,058	5,849,856
Standard Chartered PLC (a)	1,487,812	8,969,319
		14,819,175
United States - 5.37%
Cognizant Technology Solutions Corp. - Class A	144,665	11,302,677
Flextronics International, Ltd. (a)	396,162	6,429,709
		17,732,386
Total Common Stocks (Cost $314,694,947)		311,441,367

PREFERRED STOCKS - 3.00%
Brazil - 2.45%
Cia Energetica de Minas Gerais, 4.68%	2,218,411	5,229,874
Itau Unibanco Holding S.A., 4.41%	533,943	2,860,374
		8,090,248
Republic of Korea - 0.55%
Hyundai Motor Co., 3.63%	24,063	1,826,661
Total Preferred Stocks (Cost $10,062,174)		9,916,909

SHORT-TERM INVESTMENT - 2.61%
Money Market Fund - 2.61%
Fidelity Institutional Government Portfolio - Class I, 0.01% (b)	8,624,352	8,624,352
Total Short-Term Investment (Cost $8,624,352)		8,624,352

Total Investments (Cost $333,381,473) - 99.84%		329,982,628
Other Assets in Excess of Liabilities - 0.16%		528,564
TOTAL NET ASSETS - 100.00%		$330,511,192

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of November 30, 2020.

Pzena Emerging Markets Value Fund
Portfolio Diversification
November 30, 2020 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$10,434,601	3.16%
Consumer Discretionary	53,699,259	16.25%
Consumer Staples	14,635,988	4.43%
Energy	21,421,052	6.48%
Financials	76,149,479	23.04%
Health Care	5,874,726	1.78%
Industrials	16,512,281	4.99%
Information Technology	65,133,870	19.71%
Materials	24,990,662	7.56%
Utilities	22,589,449	6.83%
Total Common Stocks	311,441,367	94.23%
PREFERRED STOCKS
Consumer Discretionary	1,826,661	0.55%
Financials	2,860,374	0.87%
Utilities	5,229,874	1.58%
Total Preferred Stocks	9,916,909	3.00%
Short-Term Investment	8,624,352	2.61%
Total Investments	329,982,628	99.84%
Other Assets in Excess of Liabilities	528,564	0.16%
Total Net Assets	$330,511,192	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$13,030,425	$-	$-	$13,030,425
China	44,274,396	-	-	44,274,396
Czech Republic	5,223,648	-	-	5,223,648
Hong Kong	24,351,688	-	-	24,351,688
Hungary	4,292,337	-	-	4,292,337
India	21,215,313	-	-	21,215,313
Indonesia	4,472,787	-	-	4,472,787
Malaysia	2,512,062	-	-	2,512,062
Poland	1,616,640	-	-	1,616,640
Republic of Korea	61,078,738	-	-	61,078,738
Romania	2,900,237	-	-	2,900,237
Russian Federation	21,421,052	-	-	21,421,052
Singapore	7,147,410	-	-	7,147,410
South Africa	7,087,335	-	-	7,087,335
Taiwan	30,321,734	-	-	30,321,734
Thailand	12,172,509	-	-	12,172,509
Turkey	9,039,258	-	-	9,039,258
United Arab Emirates	6,732,237	-	-	6,732,237
United Kingdom	14,819,175	-	-	14,819,175
United States	17,732,386	-	-	17,732,386
Total Common Stocks	311,441,367	-	-	311,441,367
Preferred Stocks
Brazil	8,090,248	-	-	8,090,248
Republic of Korea	1,826,661	-	-	1,826,661
Total Preferred Stocks	9,916,909	-	-	9,916,909
Short-Term Investment	8,624,352	-	-	8,624,352
Total Investments	$329,982,628	$-	$-	$329,982,628

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.